The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 45.3%
	AGGREGATE BOND — 5.5%
22,125	AB High Yield ETF	$807,525
96,133	iShares Yield Optimized Bond ETF	2,156,205
		2,963,730
	BROAD BASED — 0.2%
3,616	Invesco DB Commodity Index Tracking Fund*	79,697
	BROAD MARKET — 1.2%
5,179	Schwab Fundamental U.S. Broad Market Index ETF	316,437
2,462	Vanguard U.S. Quality Factor ETF	311,369
		627,806
	CONSUMER STAPLES — 1.7%
12,000	Invesco S&P SmallCap Consumer Staples ETF	460,898
2,430	Vanguard Consumer Staples ETF	464,033
		924,931
	CONVERTIBLE — 0.0%
144	iShares Convertible Bond ETF	11,317
	CORPORATE — 26.8%
91,950	Franklin Senior Loan ETF	2,233,465
32,748	iShares 0-5 Year High Yield Corporate Bond ETF	1,382,620
18,849	iShares Investment Grade Bond Factor ETF	852,823
85,385	Principal Active High Yield ETF	1,610,361
27,318	SPDR Portfolio Intermediate Term Corporate Bond ETF	896,850
87,028	SPDR Portfolio Short Term Corporate Bond ETF	2,591,694
84,411	VanEck IG Floating Rate ETF	2,122,937
13,439	Vanguard Long-Term Corporate Bond ETF	1,077,136
36,380	Xtrackers Short Duration High Yield Bond ETF	1,614,119
		14,382,005
	EMERGING MARKETS — 0.6%
4,522	Columbia EM Core ex-China ETF	136,881
3,033	Schwab Fundamental Emerging Markets Large Co. Index ETF	82,316
3,391	SPDR S&P Emerging Markets Dividend ETF	110,275
		329,472
	GLOBAL — 0.4%
1,935	SPDR Global Dow ETF	230,289
	GOVERNMENT — 2.0%
11,153	iShares 7-10 Year Treasury Bond ETF	1,075,038
	INTERNATIONAL — 1.0%
1,950	iShares Currency Hedged MSCI EAFE Small-Cap ETF	57,140

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
3,216	Schwab Fundamental International Large Co. Index ETF	$108,475
3,273	SPDR Portfolio Developed World ex-US ETF	111,315
2,831	Vanguard FTSE Developed Markets ETF	135,605
3,983	WisdomTree Global ex-US Quality Dividend Growth Fund	147,331
		559,866
	LARGE-CAP — 2.3%
579	Invesco QQQ Trust Series 1	237,112
4,368	Schwab Fundamental U.S. Large Co. Index ETF	270,554
3,381	Schwab U.S. Large-Cap Growth ETF	280,488
4,733	SPDR Portfolio S&P 500 Value ETF	220,700
1,468	Vanguard Mega Cap ETF	248,503
		1,257,357
	MID-CAP — 2.3%
1,622	Invesco S&P MidCap 400 Pure Value ETF	188,849
2,429	Invesco S&P Midcap 400 Revenue ETF	255,118
2,926	Invesco S&P MidCap Momentum ETF	262,784
4,345	JPMorgan Market Expansion Enhanced Equity ETF	233,370
1,210	Vanguard Mid-Cap Growth ETF	265,680
		1,205,801
	PRECIOUS METALS — 0.5%
5,748	abrdn Physical Silver Shares ETF*	130,882
2,776	iShares Gold Trust*	108,347
		239,229
	SMALL-CAP — 0.7%
3,647	Dimensional U.S. Small Cap ETF	217,434
2,909	Invesco S&P SmallCap Momentum ETF	164,812
		382,246
	THEMATIC — 0.1%
1,689	Global X U.S. Infrastructure Development ETF	58,203
	Total Exchange-Traded Funds
	(Cost $23,550,192)	24,326,987
	MUTUAL FUNDS — 47.8%
	AGGREGATE BOND — 13.2%
150,507	Allspring Core Plus Bond Fund - Class R6	1,711,268
289,645	DFA Diversified Fixed Income Portfolio - Class Institutional	2,656,048
151,463	Vanguard Core Bond Fund - Admiral Shares	2,756,634
		7,123,950
	BLEND BROAD MARKET — 0.5%
6,900	DFA U.S. Core Equity 1 Portfolio - Class Institutional	248,807

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 1.0%
7,274	DFA U.S. Large Co. Portfolio - Class Institutional	$229,990
3,917	Schwab S&P 500 Index Fund - Class Select	286,316
		516,306
	BLEND MID CAP — 0.7%
10,355	Vanguard Strategic Equity Fund - Class Investor	355,789
	EMERGING MARKET STOCK — 0.2%
1,155	New World Fund, Inc. - Class F-3	86,611
	EMERGING MARKETS BOND — 11.2%
322,973	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	2,696,827
143,260	Vanguard Emerging Markets Bond Fund - Class Admiral	3,319,343
		6,016,170
	FOREIGN AGGREGATE BOND — 12.4%
228,213	DFA Short Duration Real Return Portfolio - Class Institutional	2,341,462
395,089	Dodge & Cox Global Bond Fund - Class I	4,322,274
		6,663,736
	FOREIGN BLEND — 1.0%
4,224	DFA International Small Co. Portfolio - Class Institutional	81,561
14,513	Dimensional Global Equity Portfolio - Class Institutional	442,199
		523,760
	FOREIGN VALUE — 0.9%
3,430	American Beacon EAM International Small Cap Fund - Class R5	57,485
2,784	DFA International Small Cap Value Portfolio - Class Institutional	59,106
5,415	DFA International Value Portfolio - Class Institutional	108,358
18,093	Dodge & Cox Global Stock Fund - Class I	269,941
		494,890
	GENERAL CORPORATE BOND — 3.9%
224,795	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,126,562
	GROWTH BROAD MARKET — 0.7%
6,765	New Perspective Fund - Class R-6	378,362
	GROWTH LARGE CAP — 0.6%
6,224	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	322,637
	GROWTH SMALL CAP — 0.3%
1,775	Vanguard Explorer Fund - Class Admiral	183,191
	VALUE LARGE CAP — 0.6%
4,327	Vanguard Windsor Fund - Class Admiral	313,402

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 0.6%
5,801	DFA U.S. Targeted Value Portfolio - Class Institutional	$185,005
5,587	Vanguard Selected Value Fund - Class Investor	161,472
		346,477
	Total Mutual Funds
	(Cost $25,204,414)	25,700,650
	MONEY MARKET FUNDS — 7.0%
3,351,065	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.27%[1]	3,351,065
423,282	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.17%[1]	423,282
	Money Market Funds
	(Cost $3,774,347)	3,774,347
	TOTAL INVESTMENTS — 100.1%
	(Cost $52,528,953)	53,801,984
	Liabilities in Excess of Other Assets — (0.1)%	(64,189)
	TOTAL NET ASSETS — 100.0%	$53,737,795

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2023.